Quarterly Holdings Report
for
Fidelity Advisor® Stock Selector Mid Cap Fund
August 31, 2022
MC-NPRT3-1022
1.805741.118
Common Stocks - 97.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.2%
Iridium Communications, Inc. (a)	83,300	3,698
Entertainment - 0.1%
Endeavor Group Holdings, Inc. (a)	68,200	1,543
Warner Music Group Corp. Class A	52,400	1,403
		2,946
Interactive Media & Services - 0.2%
TripAdvisor, Inc. (a)	46,200	1,100
Ziff Davis, Inc. (a)	33,900	2,620
		3,720
Media - 1.0%
Cable One, Inc. (b)	5,500	6,243
Gray Television, Inc.	61,400	1,173
Interpublic Group of Companies, Inc.	84,551	2,337
Liberty Media Corp. Liberty Formula One Group Series C (a)	30,900	1,968
Nexstar Broadcasting Group, Inc. Class A	20,000	3,826
S4 Capital PLC (a)	171,000	264
The New York Times Co. Class A	104,800	3,195
		19,006
TOTAL COMMUNICATION SERVICES		29,370
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 1.3%
Adient PLC (a)	261,000	8,665
Lear Corp.	104,453	14,481
Novem Group SA	184,100	1,550
		24,696
Automobiles - 0.7%
Aston Martin Lagonda Global Holdings PLC (a)(b)(c)	125,400	649
Harley-Davidson, Inc.	342,272	13,201
		13,850
Distributors - 0.6%
LKQ Corp.	206,598	10,995
Diversified Consumer Services - 0.2%
Cairo Mezz PLC (a)	5,561,232	790
Frontdoor, Inc. (a)(b)	88,038	2,067
		2,857
Hotels, Restaurants & Leisure - 3.8%
ARAMARK Holdings Corp.	165,500	5,910
Brinker International, Inc. (a)	127,100	3,115
Caesars Entertainment, Inc. (a)	298,202	12,858
Churchill Downs, Inc.	102,547	20,211
Domino's Pizza, Inc.	25,800	9,594
Planet Fitness, Inc. (a)	72,300	4,898
Vail Resorts, Inc.	24,400	5,482
Wyndham Hotels & Resorts, Inc.	193,133	12,619
		74,687
Household Durables - 1.9%
Leggett & Platt, Inc. (b)	216,940	8,291
Mohawk Industries, Inc. (a)	80,640	8,899
NVR, Inc. (a)	2,478	10,259
Taylor Morrison Home Corp. (a)	384,664	9,659
		37,108
Multiline Retail - 0.6%
Nordstrom, Inc.	236,834	4,052
Ollie's Bargain Outlet Holdings, Inc. (a)	147,900	8,180
		12,232
Specialty Retail - 1.2%
Burlington Stores, Inc. (a)	64,500	9,042
Camping World Holdings, Inc. (b)	87,200	2,626
Five Below, Inc. (a)	98,200	12,558
		24,226
Textiles, Apparel & Luxury Goods - 2.3%
Capri Holdings Ltd. (a)	302,264	14,261
Prada SpA	965,200	5,239
PVH Corp.	157,154	8,840
Tapestry, Inc.	505,949	17,572
		45,912
TOTAL CONSUMER DISCRETIONARY		246,563
CONSUMER STAPLES - 4.3%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	13,400	4,517
Celsius Holdings, Inc. (a)	35,900	3,715
		8,232
Food & Staples Retailing - 1.7%
BJ's Wholesale Club Holdings, Inc. (a)	147,600	10,995
Casey's General Stores, Inc.	12,700	2,715
Grocery Outlet Holding Corp. (a)	112,984	4,533
Performance Food Group Co. (a)	105,600	5,278
Sprouts Farmers Market LLC (a)	147,500	4,263
U.S. Foods Holding Corp. (a)	144,100	4,412
		32,196
Food Products - 1.5%
Bunge Ltd.	19,600	1,944
Darling Ingredients, Inc. (a)	162,800	12,383
Freshpet, Inc. (a)	28,900	1,258
Greencore Group PLC (a)	424,900	420
Ingredion, Inc.	68,400	5,956
Lamb Weston Holdings, Inc.	19,100	1,519
Nomad Foods Ltd. (a)	64,200	1,136
Post Holdings, Inc. (a)	25,826	2,292
Sovos Brands, Inc.	77,700	1,186
TreeHouse Foods, Inc. (a)	33,700	1,570
		29,664
Household Products - 0.3%
Energizer Holdings, Inc.	119,000	3,344
Reynolds Consumer Products, Inc.	45,800	1,279
Spectrum Brands Holdings, Inc.	26,107	1,644
		6,267
Personal Products - 0.4%
BellRing Brands, Inc. (a)	80,746	1,913
The Beauty Health Co. (a)(b)	576,187	6,684
		8,597
TOTAL CONSUMER STAPLES		84,956
ENERGY - 5.0%
Energy Equipment & Services - 0.3%
Liberty Oilfield Services, Inc. Class A (a)	462,760	6,941
Oil, Gas & Consumable Fuels - 4.7%
APA Corp.	206,502	8,076
Coterra Energy, Inc.	65,148	2,014
Denbury, Inc. (a)	75,800	6,741
EQT Corp.	548,392	26,213
HF Sinclair Corp.	302,106	15,900
Northern Oil & Gas, Inc.	240,700	7,616
Targa Resources Corp.	367,800	25,095
		91,655
TOTAL ENERGY		98,596
FINANCIALS - 13.8%
Banks - 5.4%
Associated Banc-Corp.	503,300	10,086
Bancorp, Inc., Delaware (a)	579,400	13,743
BankUnited, Inc.	27,600	1,023
East West Bancorp, Inc.	291,200	21,016
First Horizon National Corp.	743,800	16,825
PacWest Bancorp	607,100	15,985
Pathward Financial, Inc.	188,070	6,199
Pinnacle Financial Partners, Inc.	135,100	10,904
Piraeus Financial Holdings SA (a)	1,079,500	1,137
Silvergate Capital Corp. (a)	11,200	1,021
Wintrust Financial Corp.	100,900	8,510
		106,449
Capital Markets - 0.3%
Lazard Ltd. Class A	82,600	3,003
Patria Investments Ltd.	199,600	2,884
		5,887
Consumer Finance - 1.1%
FirstCash Holdings, Inc.	85,966	6,702
NerdWallet, Inc.	287,500	2,987
OneMain Holdings, Inc.	353,431	12,345
		22,034
Diversified Financial Services - 0.3%
Cannae Holdings, Inc. (a)	261,500	5,651
Insurance - 4.5%
American Financial Group, Inc.	104,223	13,307
Assurant, Inc.	80,700	12,790
BRP Group, Inc. (a)	368,666	11,576
Globe Life, Inc.	117,200	11,391
Primerica, Inc.	74,800	9,481
Reinsurance Group of America, Inc.	99,900	12,523
Talanx AG	68,900	2,444
Unum Group	358,600	13,573
		87,085
Mortgage Real Estate Investment Trusts - 0.8%
Rithm Capital Corp.	1,546,500	14,583
Thrifts & Mortgage Finance - 1.4%
Essent Group Ltd.	313,200	12,525
MGIC Investment Corp.	991,400	14,167
UWM Holdings Corp. Class A	272,905	988
		27,680
TOTAL FINANCIALS		269,369
HEALTH CARE - 9.3%
Biotechnology - 1.3%
Exelixis, Inc. (a)	690,000	12,241
United Therapeutics Corp. (a)	60,000	13,597
		25,838
Health Care Equipment & Supplies - 3.5%
Hologic, Inc. (a)	105,000	7,094
Insulet Corp. (a)	40,000	10,219
Masimo Corp. (a)	133,500	19,610
Penumbra, Inc. (a)	118,700	19,487
Tandem Diabetes Care, Inc. (a)	254,000	11,618
		68,028
Health Care Providers & Services - 3.8%
agilon health, Inc. (a)	475,000	9,871
Alignment Healthcare, Inc. (a)	671,100	10,207
Cano Health, Inc. (a)(b)	1,160,000	7,157
Molina Healthcare, Inc. (a)	48,000	16,194
Oak Street Health, Inc. (a)	380,000	9,956
Option Care Health, Inc. (a)	280,000	8,669
Privia Health Group, Inc. (a)(b)	180,000	7,162
Surgery Partners, Inc. (a)	208,956	5,753
		74,969
Life Sciences Tools & Services - 0.7%
Bruker Corp.	235,000	13,160
TOTAL HEALTH CARE		181,995
INDUSTRIALS - 18.9%
Aerospace & Defense - 1.6%
HEICO Corp. Class A	100,302	12,295
Howmet Aerospace, Inc.	210,600	7,462
Spirit AeroSystems Holdings, Inc. Class A	379,300	11,417
		31,174
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	474,355	14,292
Airlines - 0.2%
JetBlue Airways Corp. (a)	453,000	3,529
Building Products - 2.3%
Builders FirstSource, Inc. (a)	165,500	9,700
Carlisle Companies, Inc.	82,340	24,345
Jeld-Wen Holding, Inc. (a)	933,790	10,412
		44,457
Commercial Services & Supplies - 0.6%
The Brink's Co.	204,392	11,299
Construction & Engineering - 1.0%
Willscot Mobile Mini Holdings (a)	482,998	19,388
Electrical Equipment - 0.7%
Regal Rexnord Corp.	93,586	12,876
Machinery - 5.3%
AGCO Corp.	127,800	13,893
Allison Transmission Holdings, Inc.	101,663	3,686
Chart Industries, Inc. (a)(b)	59,700	11,573
Crane Holdings Co.	118,500	11,182
Dover Corp.	57,406	7,173
ESAB Corp.	232,320	9,546
Flowserve Corp.	577,594	17,599
IDEX Corp.	87,075	17,520
ITT, Inc.	166,587	12,083
		104,255
Marine - 0.6%
Kirby Corp. (a)	185,394	12,433
Professional Services - 2.3%
CACI International, Inc. Class A (a)	104,400	29,323
KBR, Inc.	348,200	16,818
		46,141
Road & Rail - 1.6%
Landstar System, Inc.	123,011	18,037
XPO Logistics, Inc. (a)	256,200	13,430
		31,467
Trading Companies & Distributors - 2.0%
Air Lease Corp. Class A	290,309	10,556
Beacon Roofing Supply, Inc. (a)	84,631	4,647
MRC Global, Inc. (a)	492,292	4,790
WESCO International, Inc. (a)	140,213	18,463
		38,456
TOTAL INDUSTRIALS		369,767
INFORMATION TECHNOLOGY - 12.1%
Electronic Equipment & Components - 2.4%
Avnet, Inc.	358,600	15,739
Cognex Corp.	231,371	9,743
Jabil, Inc.	109,000	6,573
Trimble, Inc. (a)	102,200	6,464
TTM Technologies, Inc. (a)	439,600	6,915
Vishay Intertechnology, Inc.	108,400	2,132
		47,566
IT Services - 2.8%
Akamai Technologies, Inc. (a)	104,200	9,407
Cyxtera Technologies, Inc. Class A (a)	1,008,200	6,392
ExlService Holdings, Inc. (a)	15,073	2,528
GoDaddy, Inc. (a)	133,300	10,107
Nuvei Corp. (a)(c)	62,800	1,922
Repay Holdings Corp. (a)	353,400	3,283
Twilio, Inc. Class A (a)	41,800	2,908
WEX, Inc. (a)	70,700	10,905
Wix.com Ltd. (a)	107,700	6,816
		54,268
Semiconductors & Semiconductor Equipment - 1.7%
Cirrus Logic, Inc. (a)	177,700	13,628
onsemi (a)	119,500	8,218
SolarEdge Technologies, Inc. (a)	45,100	12,446
		34,292
Software - 4.9%
Aspen Technology, Inc. (a)	27,048	5,696
Black Knight, Inc. (a)	29,200	1,932
Blackbaud, Inc. (a)	185,500	9,702
Blend Labs, Inc. (a)(b)	45,800	144
BTRS Holdings, Inc. (a)	447,800	3,027
Ceridian HCM Holding, Inc. (a)	169,100	10,085
Citrix Systems, Inc.	59,200	6,084
Coupa Software, Inc. (a)	79,600	4,649
Elastic NV (a)	116,800	9,801
Guidewire Software, Inc. (a)	56,600	4,059
Liveramp Holdings, Inc. (a)	70,300	1,395
NortonLifeLock, Inc.	404,300	9,133
PTC, Inc. (a)	114,800	13,189
Tenable Holdings, Inc. (a)	259,000	10,259
Zendesk, Inc. (a)	77,600	5,957
		95,112
Technology Hardware, Storage & Peripherals - 0.3%
Western Digital Corp. (a)	130,500	5,515
TOTAL INFORMATION TECHNOLOGY		236,753
MATERIALS - 7.5%
Chemicals - 2.4%
RPM International, Inc.	198,700	18,511
The Chemours Co. LLC	508,000	17,135
Valvoline, Inc.	352,204	10,239
		45,885
Construction Materials - 0.9%
Eagle Materials, Inc.	146,800	17,560
Containers & Packaging - 0.5%
Berry Global Group, Inc. (a)	194,400	10,562
Metals & Mining - 3.0%
Alcoa Corp.	148,300	7,338
Cleveland-Cliffs, Inc. (a)	719,900	12,433
Steel Dynamics, Inc.	376,300	30,375
Yamana Gold, Inc.	2,011,700	8,872
		59,018
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	248,200	13,460
TOTAL MATERIALS		146,485
REAL ESTATE - 8.0%
Equity Real Estate Investment Trusts (REITs) - 7.3%
American Homes 4 Rent Class A	153,000	5,441
Camden Property Trust (SBI)	41,600	5,346
CubeSmart	320,972	14,781
Douglas Emmett, Inc.	395,700	7,724
EastGroup Properties, Inc.	113,800	18,780
Equity Lifestyle Properties, Inc.	85,500	5,994
Gaming & Leisure Properties	103,100	4,977
Healthcare Trust of America, Inc.	677,700	16,482
Postal Realty Trust, Inc.	691,800	10,273
Ryman Hospitality Properties, Inc.	115,200	9,472
SITE Centers Corp.	752,500	9,752
Spirit Realty Capital, Inc.	253,300	10,347
Terreno Realty Corp.	116,900	7,130
Ventas, Inc.	327,600	15,679
		142,178
Real Estate Management & Development - 0.7%
Cushman & Wakefield PLC (a)	822,411	12,303
Doma Holdings, Inc. Class A (a)(b)	1,104,400	666
WeWork, Inc. (a)(b)	231,600	950
		13,919
TOTAL REAL ESTATE		156,097
UTILITIES - 4.0%
Electric Utilities - 1.5%
Allete, Inc.	73,100	4,326
IDACORP, Inc.	72,900	7,964
OGE Energy Corp.	292,100	11,842
PNM Resources, Inc.	116,300	5,516
		29,648
Gas Utilities - 1.3%
National Fuel Gas Co.	105,100	7,490
ONE Gas, Inc.	52,818	4,134
Southwest Gas Corp.	83,100	6,469
UGI Corp.	197,700	7,809
		25,902
Multi-Utilities - 0.5%
NiSource, Inc.	158,200	4,668
NorthWestern Energy Corp. (b)	100,900	5,346
		10,014
Water Utilities - 0.7%
Essential Utilities, Inc.	267,815	13,163
TOTAL UTILITIES		78,727
TOTAL COMMON STOCKS (Cost $1,803,890)		1,898,678

Convertible Bonds - 0.1%
	Principal Amount (d) (000s)	Value ($) (000s)
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Affirm Holdings, Inc. 0% 11/15/26 (c) (Cost $1,422)	2,338	1,477

U.S. Treasury Obligations - 0.0%
	Principal Amount (d) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 2.59% to 2.74% 11/17/22 to 11/25/22 (e) (Cost $1,034)	1,040	1,033

Money Market Funds - 3.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 2.33% (f)	55,094,653	55,106
Fidelity Securities Lending Cash Central Fund 2.34% (f)(g)	21,250,982	21,253
TOTAL MONEY MARKET FUNDS (Cost $76,355)		76,359

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $1,882,701)	1,977,547
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(20,407)
NET ASSETS - 100.0%	1,957,140

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	63	Sep 2022	15,311	(488)	(488)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,048,000 or 0.2% of net assets.

(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,033,000.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	51,479	637,827	634,200	260	-	-	55,106	0.1%
Fidelity Securities Lending Cash Central Fund 2.34%	60,537	548,455	587,739	285	-	-	21,253	0.1%
Total	112,016	1,186,282	1,221,939	545	-	-	76,359

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds and U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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